Shareholder Fees (Vanguard Intermediate-Term Bond Index Fund ETF)	Vanguard Intermediate-Term Bond Index Fund Vanguard Intermediate-Term Bond Index Fund - ETF Shares 1/1/2014 - 12/31/2014
Shareholder Fees (fees paid directly from your investment]
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0